Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	$ 533,916	$ 554,690	$ 518,142
Research and development	114,859	123,037	117,662
General and administrative	23,672	21,823	20,461
Sales and marketing	17,628	20,380	20,388
Total compensation recognized in income	5	22	52
Income tax benefit	416	994	4,554
Share Based Compensation [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Cost of revenues	9	90	204
Research and development	339	3,165	5,222
General and administrative	50	387	723
Sales and marketing	59	544	995
Total compensation recognized in income	457	4,186	7,144
Income tax benefit	$ 89	$ 894	$ 1,525